As filed with the Securities and Exchange Commission on May 31, 2002

                                                Securities Act File No. 333-2265
                                        Investment Company Act File No. 811-7587
================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

             Registration Statement Under The Securities Act Of 1933         [X]

                           Pre-Effective Amendment No.                       [ ]

                         Post-Effective Amendment No. 12                     [X]

                                     and/or

         Registration Statement Under The Investment Company Act Of 1940     [X]

                                Amendment No. 13                             [X]
                        (Check appropriate box or boxes)

                              ING RUSSIA FUND, INC.
                      (FORMERLY PILGRIM RUSSIA FUND, INC.)
                 (Exact Name of Registrant Specified in Charter)
                          7337 E. Doubletree Ranch Road
                            Scottsdale, AZ 85258-2034
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

          Kimberly A. Anderson                               With copies to:
      ING Pilgrim Investments, LLC                       Jeffrey S. Puretz, Esq.
     7337 E. Doubletree Ranch Road                               Dechert
       Scottsdale, AZ 85258-2034                          1775 Eye Street, N.W.
(Name and Address of Agent for Service)                   Washington, DC 20006

                                   ----------

 It is proposed that this filing will become effective (check appropriate box):

             [X] Immediately upon filing pursuant to paragraph (b)
             [ ] on _______ __, 200_ pursuant to paragraph (b)
             [ ] 60 days after filing pursuant to paragraph (a)(1)
             [ ] on March 1, 2002 pursuant to paragraph (a)(1)
             [ ] 75 days after filing pursuant to paragraph (a)(2)
             [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

             [ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

                              ING RUSSIA FUND, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

*    Cover Sheet

*    Contents of Registration Statement

*    Explanatory Note

*    International Funds Supplement

*    Part C

*    Signature Page

*    Power of Attorney

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 12 to the Registration Statement (the "Amendment") on Form N-1A for ING Russia Fund, Inc. (the "Registrant") incorporates by reference the Registrant's Class A, B, C, and M International Prospectus which was included in Registrant's Registration Statement on Form N-1A, which was filed with the U.S. Securities and Exchange Commission ("SEC") on February 27, 2002. This Amendment also incorporates by reference the Registrant's International Statement of Additional Information dated March 1, 2002, as supplemented April 11, 2002, which was filed with the SEC on April 11, 2002. This Amendment is being filed in reliance on Rule 485(b) under the Securities Act of 1933, as amended (the "1933 Act"), to incorporate the changes reflected in the enclosed supplement into the Registrant's registration statement.

                                              SECURITIES ACT FILE NOS. 333-59745
                                                                        333-2265

                            ING EUROPEAN EQUITY FUND
                                 ING RUSSIA FUND
                           ING GLOBAL TECHNOLOGY FUND

                          SUPPLEMENT DATED MAY 31, 2002
                          TO THE CLASSES A, B, C AND M
                ING INTERNATIONAL EQUITY AND GLOBAL EQUITY FUNDS
                         PROSPECTUS DATED MARCH 1, 2002


I. The date of the above-captioned Prospectus for the European Equity, Russia and Global Technology Funds is hereby changed to May 31, 2002.

II. The following information replaces the information for the European Equity, Russia and Global Technology Funds contained in the table entitled "Operating Expenses Paid Each Year by the Funds(1) (as a % of average net assets) Class A" on page 28 of the Prospectus:

                                  Distribution
                                      and                                       Waivers,
                                    Service                   Total Fund     Reimbursements
                     Management     (12b-1)       Other        Operating          and               Net
       Fund             Fee           Fees       Expenses       Expenses    Recoupment(2)(3)(4)   Expenses
       ----             ---           ----       --------       --------    -------------------   --------
European Equity    %    1.15          0.35       1.57(8)        3.07             -1.17             1.90

Russia             %    1.25          0.25       1.27(8)        2.77             -0.54(14)         2.23

Global
Technology(5)      %    1.25          0.35       0.80(8)(11)    2.40(11)         -0.45             1.95(11)

The following language is added after footnote 13 on page 29 of the Prospectus.

(14) Represents redemption fee proceeds charged at the rate of 2% of the redemption price of shares held less than 365 days that are being redeemed for the Fund's most recent fiscal year. Redemption fee proceeds are generally applied to the Fund's aggregate expenses that are attributed to providing custody and redemption services, including transfer agent fees, postage, printing, telephone costs and employment costs relating to the handling and processing of redemptions. Future proceeds from the redemption fee may vary from the amount for the period reflected in the table. Any excess redemption fee proceeds will be added to the Fund's capital.

     The following information replaces the information for the European Equity and Global Technology Funds contained in the table entitled "Operating Expenses Paid Each Year by the Funds(1) (as a % of average net assets) Class B" on page 29 of the Prospectus:

                                  Distribution
                                      and                                       Waivers,
                                    Service                   Total Fund     Reimbursements
                     Management     (12b-1)       Other        Operating          and            Net
       Fund             Fee           Fees       Expenses       Expenses    Recoupment(2)(3)   Expenses
       ----             ---           ----       --------       --------    ----------------   --------
European Equity    %    1.15          1.00       1.60(8)          3.75           -1.10          2.65

Global
Technology(5)      %    1.25          1.00       0.83(8)(11)      3.08(11)       -0.38          2.70(11)

     The following information replaces the information for the European Equity and Global Technology Funds contained in the table entitled "Operating Expenses Paid Each Year by the Funds(1) (as a % of average net assets) Class C" on page 29 of the Prospectus:

                                  Distribution
                                      and                                       Waivers,
                                    Service                   Total Fund     Reimbursements
                     Management     (12b-1)       Other        Operating          and           Net
       Fund             Fee          Fees       Expenses       Expenses    Recoupment(2)(3)   Expenses
       ----             ---          ----       --------       --------    ----------------   --------
European Equity    %   1.15          1.00       1.59(8)          3.74            -1.09          2.65

Global
Technology(5)      %   1.25          1.00       0.83(8)(11)      3.08(11)        -0.38          2.70(11)

All footnote references above are contained on page 29 of the Prospectus.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS

(a) (1) Form of Articles of Incorporation - Filed as an exhibit to Post-Effective Amendment No. 9 to the Registrant's Form N-1A Registration Statement on March 1, 2001 and incorporated herein by reference.
     (2) Form of Articles of Amendment - Filed as an exhibit to Post-Effective Amendment No. 9 to the Registrant's Form N-1A Registration Statement on March 1, 2001 and incorporated herein by reference.
     (3) Form of Articles Supplementary Designating Classes A & B - Filed as an exhibit to Post Effective Amendment No. 7 to the Registrant's Form N-1A Registration Statement on July 26, 2000 and incorporated herein by reference.
     (4) Form of Articles of Amendment - Filed as an exhibit to Post-Effective Amendment No. 9 to the Registrant's Form N-1A Registration Statement on March 1, 2001 and incorporated herein by reference.
     (5) Form of Articles Supplementary Designating Classes C and Q - previously filed as an Exhibit to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.
     (6) Form of Articles of Amendment -- previously filed as an Exhibit to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

(b) Form of Bylaws - Filed as an exhibit to Post Effective Amendment No. 7 to the Registrant's Form N-1A Registration Statement on July 26, 2000 and incorporated herein by reference.

(c)       Not Applicable

(d) Form of Investment Management Agreement between Registrant and Pilgrim Investments, Inc. - Filed as an exhibit to Post Effective Amendment No. 8 to the Registrant's Form N-1A Registration Statement on December 22, 2000 and incorporated herein by reference.

(e) Form of Underwriting Agreement between Registrant and Pilgrim Securities, Inc. - Filed as an exhibit to Post Effective Amendment No. 8 to the Registrant's Form N-1A Registration Statement on December 22, 2000 and incorporated herein by reference.

(f)       Not Applicable

(g) (1) Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co. - Filed as an exhibit to Post Effective Amendment No. 7 to the Registrant's Form N-1A Registration Statement on July 26, 2000 and incorporated herein by reference.

     (2) Form of Amended Custody Agreement between Registrant and Brown Brothers Harriman & Co. - Filed as an exhibit to Post-Effective Amendment No. 9 to the Registrant's Form N-1A Registration Statement on March 1, 2001 and incorporated herein by reference.

(h) (1) Form of Amended Administration Agreement between Registrant and ING Pilgrim Group, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.
     (2) Form of Administration Agreement between Registrant and Pilgrim Group, Inc. - Filed as an exhibit to Post Effective Amendment No. 7 to the Registrant's Form N-1A Registration Statement on July 26, 2000 and incorporated herein by reference.
     (3) Form of Expense Limitation Agreement among Registrant, Troika Dialog Asset Management (Cayman Islands), Ltd. and Pilgrim Investments, Inc.
          - Filed as an exhibit to Post Effective Amendment No. 7 to the Registrant's Form N-1A Registration Statement on July 26, 2000 and incorporated herein by reference.
     (4) Form of Fund Accounting Agreement with Brown Brothers Harriman & Co. - previously filed as an Exhibit to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

(i) Opinion of Counsel - Filed as an exhibit to Registrant's Form N-1A Registration Statement and incorporated herein by reference

(j)       Not Applicable

(k)       Not Applicable

(l) Form of Investment Letter of Initial Investors - Filed as an exhibit to Registrant's Form N-1A Registration Statement and incorporated herein by reference

(m) (1) Form of Service and Distribution Plan for Class A Shares - Filed as an exhibit to Post Effective Amendment No. 7 to the Registrant's Form N-1A Registration Statement on July 26, 2000 and incorporated herein by reference.
     (2) Form of Service and Distribution Plan for Class B Shares - previously filed as an Exhibit to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.
     (3) Form of Service and Distribution Plan for Class C Shares - previously filed as an Exhibit to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.
     (4) Form of Service Plan for Class Q Shares -- previously filed as an Exhibit to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

(n) (1) Form of Multiple Class Plan Pursuant to Rule 18f-3 - Filed as an exhibit to Post Effective Amendment No. 7 to the Registrant's Form N-1A Registration Statement on July 26, 2000 and incorporated herein by reference.
     (2) Form of Amended Multiple Class Plan Pursuant to Rule 18f-3 - previously filed as an Exhibit to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

(p) (1) Form of Code of Ethics - Filed as an exhibit to Post Effective Amendment No. 7 to the Registrant's Form N-1A Registration Statement on July 26, 2000 and incorporated herein by reference.
     (2) Form of Code of Ethics for Troika Dialog Asset Management (Cayman Islands), Ltd. - Filed as an exhibit to Post Effective Amendment No. 7 to the Registrant's Form N-1A Registration Statement on July 26, 2000 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None.

ITEM 25. INDEMNIFICATION

     Article Seventh of the Articles of Incorporation provides to the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the corporation shall have any liability to the corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted. The corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with the law. The Board of Directors may, through a by-law, resolution or agreement, make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by Maryland General Corporation Law. No provision of the Articles of Incorporation shall be effective to require a waiver of compliance with any provision of the Securities Act of 1933, as amended or of the Investment Company Act of 1940, as amended or of any valid rule, regulation or order of the Securities and Exchange Commission thereunder or to protect or purport to protect any director or officer of the corporation against any liability to the corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Section 7 of Registrant's Administration Agreement provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct.

     Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, as amended and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS

     Information as to the directors and officers of the Investment Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Investment Manager in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended and is incorporated herein by reference thereto.

     Information as to the directors and officers of the Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Sub-Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) ING Funds Distributor, Inc. is the principal underwriter for the Registrant and for ING Advisory Funds, Inc., ING Investment Funds, Inc., ING Financial Services Fund, Inc., ING Prime Rate Trust, ING Mutual Funds, ING Equity Trust, ING SmallCap Opportunities Fund, ING Growth Opportunities Fund, ING Mayflower Trust, ING GNMA Income Fund, Inc., ING Large Company Value Fund, Inc., ING International Fund, Inc., ING Precious Metals Fund, Inc., ING Russia Fund, Inc., ING Senior Income Fund, ING Funds Trust, ING Lexington Money Market Trust and ING Series Fund, Inc.

     (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934, as amended and is incorporated herein by reference thereto.

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained at the offices of (a) the Registrant, (b) ING Investments, LLC, (c) ING Funds Services, LLC, (d) the Portfolio Managers, (e) the Custodians and (f) the Transfer Agent. The address of each is as follows:

         (a)    ING Russia Fund, Inc.
                7337 East Doubletree Ranch Road
                Scottsdale, Arizona 85258

         (b)    ING Investments, LLC
                7337 East Doubletree Ranch Road
                Scottsdale, Arizona 85258

         (c)    ING Funds Services, LLC
                7337 East Doubletree Ranch Road
                Scottsdale, Arizona 85258

         (d)    ING Investments, LLC
                7337 East Doubletree Ranch Road
                Scottsdale, Arizona 85258

         (e)    Brown Brothers Harriman & Co.
                40 Water Street
                Boston, Massachusetts 02109-3661

         (f)    DST Systems, Inc.
                P.O. Box 419368
                Kansas City, Missouri  64141

ITEM 29. MANAGEMENT SERVICES

     None.

ITEM 32. UNDERTAKINGS

     Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 31st day of May, 2002.

                                      ING RUSSIA FUND, INC.


                                      By: /s/ Kimberly A. Anderson
                                          --------------------------------------
                                          Kimberly A. Anderson
                                          Vice President and Secretary

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       SIGNATURE                         TITLE                          DATE
       ---------                         -----                          ----

                               Director and Chairman                May 31, 2002
-------------------------
John G. Turner*

                               President and Chief Executive
                               Officer                              May 31, 2002
-------------------------
James M. Hennessy*
                               Executive Vice President and
                               Principal Financial Officer          May 31, 2002
-------------------------
Michael J. Roland*

                               Director                             May 31, 2002
-------------------------
Paul S. Doherty*

                               Director                             May 31, 2002
-------------------------
J. Michael Earley*

                               Director                             May 31, 2002
-------------------------
R. Barbara Gitenstein*

                               Director                             May 31, 2002
-------------------------
R. Glenn Hilliard*

                               Director                             May 31, 2002
-------------------------
Walter H. May, Jr.*

                               Director                             May 31, 2002
-------------------------
Thomas J. McInerney*

                               Director                             May 31, 2002
-------------------------
Jock Patton*

                               Director                             May 31, 2002
-------------------------
David W.C. Putnam*

                               Director                             May 31, 2002
-------------------------
Blaine E. Rieke*

                               Director                             May 31, 2002
-------------------------
Roger B. Vincent*

                               Director                             May 31, 2002
-------------------------
Richard A. Wedemeyer*



*By: /s/ Kimberly A. Anderson
     --------------------------
     Kimberly A. Anderson
     Attorney-in-Fact**

** For all Directors except Mr. Doherty, pursuant to Powers of Attorney filed as an attachment to Post-Effective Amendment No. 11 to the Registrant's Form N-1A Registration Statement as filed on February 27, 2002, and incorporated herein by reference. Mr. Doherty's Power of Attorney is filed herewith.

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints James M. Hennessy, Kimberly A. Anderson, Michael J. Roland, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place and stead, to sign any and all registration statements applicable to Pilgrim Russia Fund, Inc., and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.

Dated: February 21, 2002

/s/ Paul S. Doherty
------------------------
Paul S. Doherty